Offerings	Jul. 30, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered pursuant to the registration statement such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) depository shares, (d) debt securities, (e) warrants to purchase common stock, preferred stock, depositary shares or debt securities of the registrant, (f) subscription rights to purchase common stock, preferred stock, depository shares, debt securities, warrants or units consisting of some or all of these securities of the registrant, and (g) units consisting of some or all of these securities, as may be offered from time to time pursuant to the prospectus contained in the registration statement with an aggregate initial offering price not to exceed $1,000,000,000, or the equivalent thereof in foreign currencies. There are also being registered under the registration statement an indeterminate amount or number of shares of the securities as may be issuable upon conversion or exchange of warrants or pursuant to antidilution provisions thereof or offered or issued from share splits, share dividends, recapitalizations or similar transactions.

The proposed maximum per unit and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered under the registration statement and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of the Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form S-3.

The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered pursuant to the registration statement such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) depository shares, (d) debt securities, (e) warrants to purchase common stock, preferred stock, depositary shares or debt securities of the registrant, (f) subscription rights to purchase common stock, preferred stock, depository shares, debt securities, warrants or units consisting of some or all of these securities of the registrant, and (g) units consisting of some or all of these securities, as may be offered from time to time pursuant to the prospectus contained in the registration statement with an aggregate initial offering price not to exceed $1,000,000,000, or the equivalent thereof in foreign currencies. There are also being registered under the registration statement an indeterminate amount or number of shares of the securities as may be issuable upon conversion or exchange of warrants or pursuant to antidilution provisions thereof or offered or issued from share splits, share dividends, recapitalizations or similar transactions.

The proposed maximum per unit and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered under the registration statement and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of the Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form S-3.

The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary shares
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered pursuant to the registration statement such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) depository shares, (d) debt securities, (e) warrants to purchase common stock, preferred stock, depositary shares or debt securities of the registrant, (f) subscription rights to purchase common stock, preferred stock, depository shares, debt securities, warrants or units consisting of some or all of these securities of the registrant, and (g) units consisting of some or all of these securities, as may be offered from time to time pursuant to the prospectus contained in the registration statement with an aggregate initial offering price not to exceed $1,000,000,000, or the equivalent thereof in foreign currencies. There are also being registered under the registration statement an indeterminate amount or number of shares of the securities as may be issuable upon conversion or exchange of warrants or pursuant to antidilution provisions thereof or offered or issued from share splits, share dividends, recapitalizations or similar transactions.

The proposed maximum per unit and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered under the registration statement and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of the Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form S-3.

The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt securities
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered pursuant to the registration statement such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) depository shares, (d) debt securities, (e) warrants to purchase common stock, preferred stock, depositary shares or debt securities of the registrant, (f) subscription rights to purchase common stock, preferred stock, depository shares, debt securities, warrants or units consisting of some or all of these securities of the registrant, and (g) units consisting of some or all of these securities, as may be offered from time to time pursuant to the prospectus contained in the registration statement with an aggregate initial offering price not to exceed $1,000,000,000, or the equivalent thereof in foreign currencies. There are also being registered under the registration statement an indeterminate amount or number of shares of the securities as may be issuable upon conversion or exchange of warrants or pursuant to antidilution provisions thereof or offered or issued from share splits, share dividends, recapitalizations or similar transactions.

The proposed maximum per unit and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered under the registration statement and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of the Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form S-3.

The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered pursuant to the registration statement such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) depository shares, (d) debt securities, (e) warrants to purchase common stock, preferred stock, depositary shares or debt securities of the registrant, (f) subscription rights to purchase common stock, preferred stock, depository shares, debt securities, warrants or units consisting of some or all of these securities of the registrant, and (g) units consisting of some or all of these securities, as may be offered from time to time pursuant to the prospectus contained in the registration statement with an aggregate initial offering price not to exceed $1,000,000,000, or the equivalent thereof in foreign currencies. There are also being registered under the registration statement an indeterminate amount or number of shares of the securities as may be issuable upon conversion or exchange of warrants or pursuant to antidilution provisions thereof or offered or issued from share splits, share dividends, recapitalizations or similar transactions.

The proposed maximum per unit and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered under the registration statement and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of the Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form S-3.

The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered pursuant to the registration statement such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) depository shares, (d) debt securities, (e) warrants to purchase common stock, preferred stock, depositary shares or debt securities of the registrant, (f) subscription rights to purchase common stock, preferred stock, depository shares, debt securities, warrants or units consisting of some or all of these securities of the registrant, and (g) units consisting of some or all of these securities, as may be offered from time to time pursuant to the prospectus contained in the registration statement with an aggregate initial offering price not to exceed $1,000,000,000, or the equivalent thereof in foreign currencies. There are also being registered under the registration statement an indeterminate amount or number of shares of the securities as may be issuable upon conversion or exchange of warrants or pursuant to antidilution provisions thereof or offered or issued from share splits, share dividends, recapitalizations or similar transactions.

The proposed maximum per unit and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered under the registration statement and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of the Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form S-3.

The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act.

Any securities registered under the registration statement may be sold separately or as units with other securities registered under the registration statement.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription rights
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered pursuant to the registration statement such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) depository shares, (d) debt securities, (e) warrants to purchase common stock, preferred stock, depositary shares or debt securities of the registrant, (f) subscription rights to purchase common stock, preferred stock, depository shares, debt securities, warrants or units consisting of some or all of these securities of the registrant, and (g) units consisting of some or all of these securities, as may be offered from time to time pursuant to the prospectus contained in the registration statement with an aggregate initial offering price not to exceed $1,000,000,000, or the equivalent thereof in foreign currencies. There are also being registered under the registration statement an indeterminate amount or number of shares of the securities as may be issuable upon conversion or exchange of warrants or pursuant to antidilution provisions thereof or offered or issued from share splits, share dividends, recapitalizations or similar transactions.

The proposed maximum per unit and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered under the registration statement and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of the Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form S-3.

The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,100.00
Offering Note	There are being registered pursuant to the registration statement such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) depository shares, (d) debt securities, (e) warrants to purchase common stock, preferred stock, depositary shares or debt securities of the registrant, (f) subscription rights to purchase common stock, preferred stock, depository shares, debt securities, warrants or units consisting of some or all of these securities of the registrant, and (g) units consisting of some or all of these securities, as may be offered from time to time pursuant to the prospectus contained in the registration statement with an aggregate initial offering price not to exceed $1,000,000,000, or the equivalent thereof in foreign currencies. There are also being registered under the registration statement an indeterminate amount or number of shares of the securities as may be issuable upon conversion or exchange of warrants or pursuant to antidilution provisions thereof or offered or issued from share splits, share dividends, recapitalizations or similar transactions.

The proposed maximum per unit and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered under the registration statement and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of the Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form S-3.

The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act.